Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net Loss	$ (128,801)	$ (125,388)	$ (651,242)	$ (1,199,896)
Adjustment to reconcile net loss from operations"
Stock based compensation			39,000	713,753
Changes in Operating Assets and Liabilities
Accounts Receivable	49,933	8,760	(98,446)	24,724
Related Party Receivable	(212,660)	32,354	32,872	(6,872)
Prepaid Expenses	2,227	1,456	3,244	4,144
Accounts Payable and Accrued Expenses	(126,575)	(7,632)	257,444	7,667
Impairment of intangible assets			50,000	0
Due to related parties	24,222	(14,923)	119,696	(52,023)
Net Cash (Used in) Operating Activities	(391,654)	(105,373)	(247,432)	(508,503)
Cash Flows from Investing Activities
Purchase of intangible assets			(25,334)	0
Net Cash (Used in) Investing Activities	0	0	(25,334)	0
Cash Flows from Financing Activities
Donated capital	392,375	0
Issuance of Capital Stock for cash			167,500	615,000
Net Cash Provided by Financing Activities	392,375	0	167,500	615,000
Net Increase (Decrease) in Cash	721	(105,373)	(105,266)	106,497
Cash at Beginning of Period	2,407	107,673	107,673	1,176
Cash at End of Period	$ 3,128	$ 2,300	2,407	107,673
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Debt Related to Purchase of Intangible Assets			$ 24,666	$ 0